Noninterest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Other Revenues [Line Items]
Trust fees		¥ 28,000	¥ 27,000
Fees related to trust business		34,000	30,000
Trading account gains (losses)—net		(257,638)	(851,080)
Other noninterest income	[1],[2]	152,903	168,254
Revenue from contracts with customers ("ASC 606")
Other Revenues [Line Items]
Trading account gains (losses)—net		40,000	24,000
Other noninterest income		¥ 12,000	¥ 9,000

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.